Income Tax - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 520	$ 707
Less unrecognized tax benefit	(25)	(81)
Tax loss carryforwards net of unrecognized tax benefit	495	626
Inventory valuation	42	28
Impairment and restructuring charges	4	4
Fixed asset depreciation in arrears	55	52
Increased depreciation incentives	83	128
Capitalized development costs	79	121
Receivables for government funding	121	64
Tax credits granted on past capital investments	218	213
Pension service costs	62	82
Stock awards	17	14
Operating lease liabilities	50	39
Commercial accruals	27	12
Other temporary differences	23	25
Total deferred tax assets	1,276	1,408
Valuation allowances	(416)	(576)
Deferred tax assets, net	860	832
Accelerated fixed asset depreciation	(37)	(32)
Acquired intangible assets	(23)	(22)
Advances of government funding	(177)	(115)
Operating lease right-of-use assets	(50)	(39)
Other temporary differences	(31)	(36)
Deferred tax liabilities	(318)	(244)
Net deferred income tax asset	$ 542	$ 588